Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Export withholdings	$ 6,541.0	$ 2,297.0	$ 1,612.0
Fees and remunerations of the Directors and Statutory Auditors of YPF	80.0	65.0	48.8
Fees approved by General and Extraordinay Shareholders' Meeting of YPF	87.0	48.8	48.3	$ 127.0
Research and development expense	1,261.0	$ 700.0	$ 449.0
Expense relating to short term lease	7,223.0
Expense relating to lease underlying asset	$ 3,326.0